Convertible Notes Payable, Net (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Convertible Notes Payable, Net [Abstract]
Schedule of Convertible Notes Payable

The Company’s convertible notes payable consisted of the following:

	December 31,	September 30,	September 30,
	2024	2024	2023
June 2024 Note	$—	$312,500	$—
Additional June 2024 Notes	—	62,500	—
August 2024 Note	515,000	515,000	—
September 2024 Note	—	125,000	—
Additional September 2024 Notes	—	184,000	—
December 2024 Note	500,000	—	—
	1,015,000	1,199,000	—
Less: debt issuance costs	(308,646)	(380,991)	—
Convertible notes payable, net	$706,354	$818,009	$—

The Company’s convertible notes payable consisted of the following:

	September 30,	December 31,
	2025	2024
August 2024 Note	$-	$515,000
December 2024 Note	-	500,000
	-	1,015,000
Less: debt issuance costs	-	(308,646)
Convertible notes payable, net	$-	$706,354